Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary Information for Restricted Stock Awards and Incentive Compensation Stock Awards

The following table summarizes information for restricted stock awards and incentive compensation stock awards for 2017:

	Restricted Stock - Service Based		Restricted Stock - Performance Based		Incentive Compensation Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2017	307,317	$125.36	111,317	$122.22	40,549	$114.44
Awarded	80,181	$213.76	47,997	$207.73	19,981	$208.68
Distributed	(68,828)	$121.40	(17,692)	$129.14	(21,784)	$108.44
Forfeited	(3,830)	$156.40	(1,623)	$150.38	(236)	$124.41
December 31, 2017	314,840	$151.84	139,999	$150.34	38,510	$166.67

Summary Information for Stock Options

The following table includes summary information for stock options as of December 31, 2017:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding at January 1, 2017	406,891	$93.27
Exercised	(104,093)	$98.68
Terminated	(840)	$80.52
Outstanding at December 31, 2017	301,958	$91.44	3.6

Exercisable at December 31, 2017	261,380	$83.37	3.1

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the years ended December 31, 2017, 2016 and 2015, unrecognized compensation cost for nonvested awards at December 31, 2017 and the weighted-average period over which unrecognized compensation cost will be recognized:

(add 000, except year data)	Stock Options	Restricted Stock	Incentive Compensation Stock	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2017	$684	$28,657	$661	$458	$30,460
2016	$1,646	$17,747	$442	$646	20,481
2015	$2,679	$9,809	$376	$725	13,589
Unrecognized compensation cost at December 31, 2017:	$292	$24,116	$458	$—	$24,866
Weighted-average period over which unrecognized compensation cost will be recognized:	1.1 years	2.0 years	1.6 years	—

Stock-Based Compensation Expense in Future for Outstanding Awards

The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2017:

(add 000)
2018	$15,559
2019	8,299
2020	645
2021	269
2022	94
Total	$24,866